2. ACCRUED LIABILITIES AND EXPENSES (Details March 2014) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Additional Other Liabilities Disclosure [Abstract]
Accrued payroll	$ 537,138	$ 505,118	$ 292,365
Accrued stock purchase warrants	29,400	29,400	29,400
Accrued lawsuit (Note 10 below)	122,985	122,985	122,985
Accrued interest and other	124,062	80,461	23,516
Total	$ 813,585	$ 737,964	$ 486,596